Summary of key assumptions used in calculations of value in use for CGUs (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Terminal Value growth rate	5.00%	5.00%
[custom:MarginTerm]	5 years
Bottom of range [member]
IfrsStatementLineItems [Line Items]
EBITDA Margin	20.10%	7.50%
Top of range [member]
IfrsStatementLineItems [Line Items]
EBITDA Margin	28.70%	25.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Pre-Tax Discount rate	27.20%	23.67%
Top of range [member]
IfrsStatementLineItems [Line Items]
Pre-Tax Discount rate	30.18%	24.65%